Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 9,881,326	R$ 6,596,510
Cash and cash equivalents	R$ 15,179,753	9,018,818	R$ 8,345,871	R$ 9,505,951
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	4.00%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 3,204,403	2,422,308
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.37%
Foreign countries
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 2,094,024
Foreign countries | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	4.58%